United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/09

Date of Reporting Period:  Quarter ended 11/30/08

Item 1.                      Schedule of Investments
Federated Total Return Government Bond Fund

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount or Shares			Value
		U.S. TREASURY—51.9%
		U.S. Treasury Bonds—14.9%
$2,200,000		11.250%, 2/15/2015	$3,268,719
5,500,000		7.250%, 5/15/2016 - 8/15/2022	7,213,133
2,050,000		8.750%, 5/15/2017	2,901,070
1,000,000		8.125%, 5/15/2021	1,431,875
4,000,000		7.125%, 2/15/2023	5,454,688
26,500,000	[1]	6.250%, 8/15/2023 - 5/15/2030	34,525,468
1,500,000		7.500%, 11/15/2024	2,228,672
9,200,000	[1]	7.625%, 2/15/2025	13,837,375
7,000,000		6.875%, 8/15/2025	9,855,781
8,598,000	[1]	5.375%, 2/15/2031	10,696,449
		TOTAL	91,413,230
		U.S. Treasury Notes--37.0%
2,000,000		6.000%, 8/15/2009	2,071,953
12,000,000	[1]	3.500%, 11/15/2009	12,298,360
5,500,000		4.875%, 4/30/2011	6,006,387
24,400,000	[1]	4.750%, 5/31/2012	27,286,061
9,000,000		4.625%, 7/31/2012	10,080,703
7,000,000	[1]	3.125%, 8/31/2013	7,419,180
11,000,000	[1]	3.875%, 5/15/2010 - 5/15/2018	11,708,125
92,500,000	[1]	4.250%, 10/15/2010 - 8/15/2015	101,320,235
14,100,000	[1]	4.500%, 11/15/2015 - 5/15/2017	16,033,882
18,380,000	[1]	5.125%, 5/15/2016	21,513,216
10,000,000	[1]	4.000%, 8/15/2018	10,906,250
		TOTAL	226,644,352
		TOTAL U.S. TREASURY (IDENTIFIED COST $283,378,610)	318,057,582
		GOVERNMENT AGENCIES--10.2%
		Federal Home Loan Bank System--4.6%
3,000,000		6.730%, 6/22/2009	3,074,903
900,000		6.500%, 11/13/2009	933,799
1,300,000		7.375%, 2/12/2010	1,377,399
4,450,000		7.625%, 5/14/2010	4,777,159
2,500,000		6.875%, 8/13/2010	2,677,119
3,000,000		5.125%, 9/10/2010	3,127,739
12,000,000		3.625%, 10/18/2013	12,225,968
		TOTAL	28,194,086
		Federal Home Loan Mortgage Corporation--3.9%
15,000,000		4.750%, 1/18/2011	15,671,392
5,000,000		5.125%, 11/17/2017	5,313,035
70,000		6.750%, 9/15/2029	88,036
3,000,000		5.625%, 11/23/2035	3,006,626
		TOTAL	24,079,089
		Federal National Mortgage Association--1.7%
10,000,000		4.000%, 1/18/2013	10,212,470
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $60,433,828)	62,485,645
		MORTGAGE-BACKED SECURITIES--21.3%
		Federal Home Loan Mortgage Corporation--12.2%
34,143,264		5.500%, 2/1/2036 - 11/1/2038	34,678,527
2,471,997		6.500%, 8/1/2037	2,546,254
36,565,693		6.000%, 7/1/2021 - 9/1/2038	37,373,107
		TOTAL	74,597,888
		Federal National Mortgage Association--7.0%
18,903		7.500%, 6/1/2012	19,444
8,857,922		5.500%, 8/1/2035 - 8/1/2037	9,018,872
12,162,250		6.500%, 11/1/2036 - 9/1/2037	12,515,715
21,109,455		6.000%, 1/1/2037 - 10/1/2037	21,612,599
		TOTAL	43,166,630
		Government National Mortgage Association--2.1%
441,808		7.000%, 8/15/2027	458,549
63,231		7.500%, 10/15/2026 - 10/15/2027	68,604
47,300		8.000%, 10/15/2027	51,457
214,706		6.500%, 10/15/2031	226,766
12,000,000		5.000%, 12/20/2038	12,047,813
		TOTAL	12,853,189
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $127,523,507)	130,617,707
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.8%
		Federal Home Loan Mortgage Corporation REMIC--1.8%
11,076,000		REMIC 2939 DK, 5.500%, 2/15/2030	10,742,001
		Federal National Mortgage Association REMIC--0.0%
21,394		REMIC 1988-16 B, 9.500%, 6/25/2018	23,438
8,836		REMIC 1989-35 G, 9.500%, 7/25/2019	9,787
		TOTAL	33,225
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,274,506)	10,775,226
		ADJUSTABLE RATE MORTGAGES--13.2%
		Federal Home Loan Mortgage Corporation HYBRID ARM--4.3%
9,499,981		ARM, 6.101%, 4/1/2036	9,569,811
4,230,780		ARM, 5.533%, 7/1/2036	4,202,408
1,234,879		ARM, 5.546%, 9/1/2036	1,231,309
8,344,721		ARM, 5.896%, 3/1/2037	8,406,009
2,657,405		ARM, 4.845%, 4/1/2038	2,655,737
		TOTAL	26,065,274
		Federal National Mortgage Association HYBRID ARM--8.9%
8,475,533		ARM, 5.202%, 9/1/2034	8,481,699
7,771,302		ARM, 4.781%, 12/1/2034	7,730,274
1,946,464		ARM, 5.567%, 11/1/2035	1,959,791
9,741,567		ARM, 5.621%, 2/1/2037	9,829,577
14,122,550		ARM, 5.698%, 2/1/2037	14,257,724
12,318,044		ARM, 5.394%, 5/1/2037	12,388,731
		TOTAL	54,647,796
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $80,565,842)	80,713,070
		MUTUAL FUND—43.4%
265,953,509	[2,3,4]	Government Obligations Fund, Institutional Shares, 1.34% (AT NET ASSET VALUE)	265,953,509
		TOTAL INVESTMENTS—141.8% (IDENTIFIED COST $829,129,802)[5]	868,602,739
		OTHER ASSETS AND LIABILITIES – NET– (41.8)%[6]	(256,082,770)
		TOTAL NET ASSETS—100%	$612,519,969

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of November 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$242,906,984	$249,234,000
2	Affiliated company.
3	7- Day net yield.
4	All or a portion of this security is held as collateral for securities lending.
5
At November 30, 2008, the cost of investments for federal tax purposes was $829,129,802.  The net unrealized appreciation of investments for federal tax purposes was $39,472,937.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $40,098,183 and net unrealized depreciation from investments for those securities having an excess of cost over value of $625,246.

6
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Trust generally values investments as follows:
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Trust cannot obtain a price or price evaluation from a pricing service for an investment, the Trust may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Trust uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Trust could purchase or sell an investment at the price used to calculate the Trust’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Trust normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Trust normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded or after the time of a price evaluation provided by a pricing service or a dealer, include:
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trust may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Trust will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$265,953,509
Level 2 – Other Significant Observable Inputs	602,649,230
Level 3 – Significant Unobservable Inputs	--
Total	$868,602,739

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Government Bond Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009